Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
Institutional Class
March 1, 2021
Prospectus

Effective October 1, 2021, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Elizah McLaughlin (lead portfolio manager) has managed the fund since March 2017.

Doug McGinley (co-manager) has managed the fund since October 2013.

Robert Mandeville (co-manager) has managed the fund since October 2018.

Ryan Brogan (co-manager) has managed the fund since October 2021.

Cormac Cullen (co-manager) has managed the fund since October 2021.

Michael Maka (co-manager) has managed the fund since October 2021.

It is expected that Doug McGinley and Robert Mandeville will retire from Fidelity effective on or about December 31, 2021. At that time, they will no longer serve as co-managers for the fund.

Effective October 1, 2021, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Elizah McLaughlin is lead portfolio manager of the fund, which she has managed since March 2017. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

Ryan Brogan is co-manager of the fund, which he has managed since October 2021. Since joining Fidelity Investments in 2005, Mr. Brogan has worked as a trader and portfolio manager.

Cormac Cullen is co-manager of the fund, which he has managed since October 2021. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Michael Maka is co-manager of the fund, which he has managed since October 2021. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

Robert Mandeville is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Mandeville has worked as a municipal research analyst and portfolio manager.

Doug McGinley is co-manager of the fund, which he has managed since October 2013. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. McGinley has worked as a research analyst and portfolio manager.

It is expected that Doug McGinley and Robert Mandeville will retire from Fidelity effective on or about December 31, 2021. At that time, they will no longer serve as co-managers for the fund.

CMB-I-21-01 1.9585868.105	September 30, 2021

Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
March 1, 2021
Prospectus

Effective October 1, 2021, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Elizah McLaughlin (lead portfolio manager) has managed the fund since March 2017.

Doug McGinley (co-manager) has managed the fund since October 2013.

Robert Mandeville (co-manager) has managed the fund since October 2018.

Ryan Brogan (co-manager) has managed the fund since October 2021.

Cormac Cullen (co-manager) has managed the fund since October 2021.

Michael Maka (co-manager) has managed the fund since October 2021.

It is expected that Doug McGinley and Robert Mandeville will retire from Fidelity effective on or about December 31, 2021. At that time, they will no longer serve as co-managers for the fund.

Effective October 1, 2021, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Elizah McLaughlin is lead portfolio manager of the fund, which she has managed since March 2017. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

Ryan Brogan is co-manager of the fund, which he has managed since October 2021. Since joining Fidelity Investments in 2005, Mr. Brogan has worked as a trader and portfolio manager.

Cormac Cullen is co-manager of the fund, which he has managed since October 2021. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Michael Maka is co-manager of the fund, which he has managed since October 2021. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

Robert Mandeville is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Mandeville has worked as a municipal research analyst and portfolio manager.

Doug McGinley is co-manager of the fund, which he has managed since October 2013. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. McGinley has worked as a research analyst and portfolio manager.

It is expected that Doug McGinley and Robert Mandeville will retire from Fidelity effective on or about December 31, 2021. At that time, they will no longer serve as co-managers for the fund.

CMB-21-01 1.9585867.105	September 30, 2021

Supplement to the
Fidelity Flex® Funds
March 1, 2021
Prospectus

Effective October 1, 2021, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Elizah McLaughlin (lead portfolio manager) has managed the fund since October 2017.

Doug McGinley (co-manager) has managed the fund since October 2017.

Robert Mandeville (co-manager) has managed the fund since October 2018.

Ryan Brogan (co-manager) has managed the fund since October 2021.

Cormac Cullen (co-manager) has managed the fund since October 2021.

Michael Maka (co-manager) has managed the fund since October 2021.

It is expected that Doug McGinley and Robert Mandeville will retire from Fidelity effective on or about December 31, 2021. At that time, they will no longer serve as co-managers for the fund.

Effective October 1, 2021, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Elizah McLaughlin is lead portfolio manager of the fund, which she has managed since October 2017. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

Ryan Brogan is co-manager of the fund, which he has managed since October 2021. Since joining Fidelity Investments in 2005, Mr. Brogan has worked as a trader and portfolio manager.

Cormac Cullen is co-manager of the fund, which he has managed since October 2021. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Michael Maka is co-manager of the fund, which he has managed since October 2021. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

Robert Mandeville is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Mandeville has worked as a municipal research analyst and portfolio manager.

Doug McGinley is co-manager of the fund, which he has managed since October 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. McGinley has worked as a research analyst and portfolio manager.

It is expected that Doug McGinley and Robert Mandeville will retire from Fidelity effective on or about December 31, 2021. At that time, they will no longer serve as co-managers for the fund.

XCB-21-01 1.9891979.101	September 30, 2021